LONG-TERM DEBT AND FINANCING (Tables)	9 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND FINANCING
Schedule of detailed information about borrowings

		As at	As at
	Maturity	Dec. 31, 2020	March 31, 2020
Senior secured credit facility (a)	December 31, 2023	$232,619	$236,389
Less: Debt issue costs (a)		(4,273)	(1,644)
Filter Group financing (b)	October 25, 2023	5,485	9,690
7.0% $13M subordinated notes (c)	September 27, 2026	13,393	—
Less: Debt issue costs (c)		(1,934)	—
10.25% term loan (d)	March 31, 2024	273,478	—
8.75% loan (e)		—	280,535
6.75% $100M convertible debentures (f)		—	90,187
6.75% $160M convertible debentures (g)		—	153,995
6.5% convertible bonds (h)		—	12,851
		518,768	782,003
Less: Current portion		(3,535)	(253,485)
		$515,233	$528,518

Schedule of future annual minimum principal repayments

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
Senior secured credit facility (a)	$—	$232,619	$—	$—	$232,619
Filter Group financing (b)	3,535	1,950	—	—	5,485
7.0% $13M subordinated notes (c)	—	—	—	13,393	13,393
10.25% term loan (d)	—	—	273,478	—	273,478
	$3,535	$234,569	$273,478	$13,393	$524,975

Schedule of of finance cost

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Senior secured credit facility (a)	$4,712	$5,854	$15,229	$17,900
Filter Group financing (b)	165	99	540	600
7.0% $13M subordinated notes (c)	280	—	280	—
10.25% Term Loan (d)	8,242	—	8,242	—
8.75% loan (e)	—	8,655	18,055	26,275
6.75% $100M convertible debentures (f)	—	2,372	4,762	7,046
6.75% $160M convertible debentures (g)	—	3,462	6,948	10,354
6.5% convertible bonds (h)	—	262	536	2,479
Supplier finance and others (i)	4,278	7,474	14,682	15,521
	$17,677	$28,178	$69,274	$80,175

Schedule of mandatory commitment reductions

Senior secured credit facility as at December 31, 2020:

Total commitments	$335,000
Outstanding advances	(232,619)
Letters of credit outstanding	(77,816)
Remaining capacity	$24,565

Scheduled mandatory commitment reductions[1]:

March 31, 2021	$35,000
September 30, 2021	35,000
March 31, 2022	35,000
September 30, 2022	35,000
March 31, 2023	35,000
September 30, 2023	35,000